Operating Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Text Block [Abstract]
Lessor, Operating Leases [Text Block]

13. Leases

The Company leases office space under operating leases at three locations in the United States (California, Illinois, and Massachusetts). The Company had no finance lease obligations as of September 30, 2025.

The Company’s operating lease expense totaled $0.2 million and $0.3 million for the three months ended September 30, 2025 and 2024, respectively. As of September 30, 2025, the weighted-average remaining lease term was 3.3 years and the weighted average discount rate was 12.0%.

Future minimum lease payments under our operating leases and reconciliation to lease liability as of September 30, 2025, are as follows (in thousands):

Fiscal years:	Amount
2025 (Remainder)	$197
2026	968
2027	1,004
2028	1,042
Thereafter	-
Total	3,211
Less: present value discount	(576)
Operating lease liability	$2,635

12. Operating Leases

The Company leases office space under operating leases at four locations in the United States (California, Illinois, Massachusetts, and Florida) and one location in the European Union (Sofia, Bulgaria). The Company had no finance lease obligations as of December 31, 2024.

The Company’s operating lease expense totaled $1.4 million and $1.1 million for the years ended December 31, 2024, and 2023, respectively. As of December 31, 2024, the weighted-average remaining lease term was 3.7 years and the weighted average discount rate was 11.2%.

Future minimum lease payments under our operating leases and reconciliation to the operating lease liability as of December 31, 2024, are as follows (in thousands):

Year Ending December 31,	Total
2025	$1,167
2026	1,333
2027	1,046
2028	1,042
Thereafter	-
Total lease payments	4,588
Less: imputed interest	(886)
Present value of total lease payments	3,702
Less: current portion	(839)
Long-term lease liabilities	$2,863